Trade Receivables	12 Months Ended
Mar. 31, 2023
Trade Receivables [Abstract]
Trade Receivables

NOTE 6 — TRADE RECEIVABLES

Trade receivables consist of the following:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Receivable from related parties	352,424
Receivable from others	1,537,132	—
Less: allowance for doubtful debts (expected credit loss)	(57,832)
Total receivables	$1,831,724	$—

The average credit period on sales of services is 30 days. No interest is charged on outstanding trade receivables.

The Group always measures the loss allowance for trade receivables at an amount equal to lifetime ECL. The expected credit losses on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date. The Group has recognised a loss allowance of 100% against all receivables over 365 days past due because historical experience has indicated that these receivables are generally not recoverable.

There has been no change in the estimation techniques or significant assumptions made during the current reporting period.

The Group writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings, or when the trade receivables are over two years past due, whichever occurs earlier. None of the trade receivables that have been written off is subject to enforcement activities

The following table details the risk profile of trade receivables based on The Group’s provision matrix. As The Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between The Group’s different customer base.

As at March 31, 2023

Ageing	Not past due &<30	31 - 90	90 - 180	180 - 365	>365	Total
Gross carrying amount	-	-	-	-	-	-
Expected loss rate	0.00%	0.00%	0.03%	5.82%	50.00%
Estimated total gross carrying amount at default	1,259,489	239,522	220,966	59,573	110,006	1,889,556
Lifetime ECL	0.01	0.10	73.16	3,641.53	54,116.20	57,831

As at March 31, 2022

Ageing	Not past due &<30	31 - 90	90 - 180	180 - 365	>365	Total
Gross carrying amount	-	-	-	-	-	-
Expected loss rate
Estimated total gross carrying amount at default						-
Lifetime ECL						-

The following table shows the movement in lifetime ECL that has been recognised for trade receivables in accordance with the simplified approach set out in IFRS 9.

	Collectively assessed	Individually assesse

Balance as at 31 March 2023	1,889,554	57,831
Balance as at 31 March 2022	-	-